Capital Stock and Changes in Capital Accounts (Schedule of Share-based Compensation Restricted Stock and Restricted Stock Units Activity) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance	4,963,137	6,097,502
Granted	7,750,000	2,000,000
Vested	(2,945,335)	(3,134,365)
Non vested restricted common stock, ending balance	9,767,802	4,963,137
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance	$ 2.67	$ 3.30
Weighted Average Grant Date Fair Value, Granted	2.59	1.84
Weighted Average Grant Date Fair Value, Vested	2.99	3.37
Weighted Average Grant Date Fair Value, ending balance	$ 2.51	$ 2.67